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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                May 15, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____52_______

Form 13F Information Table Value Total: $___2,660,053_________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON MAY 15, 2006 FOR THE PERIOD ENDING MARCH 31, 2006. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                     COM              00339B107      12308      547025       SH       SOLE  NONE  547025     O   O
ABGENIX INC                     NOTE 1.750%12/1  00339BAD9      19102      10445000     PRN      SOLE  NONE  10445000   O   O
ALBERTSaNS INC                  COM              13104104       72034      2806170      SH       SOLE  NONE  2806170    O   O
AlBERTSONS INC                  CALL             13104904       236        9200             CALL SOLE  NONE  N/A        N/A N/A
AlDERWOODS GROUP INC            COM              14383103       8321       464852       SH       SOLE  NONE  464852     O   O
ANTEON INTl CORP                COM              03674E108      25915      474977       SH       SOLE  NONE  474977     O   O
AZTAR CORP                      COM              54802103       1365       32500        SH       SOLE  NONE  32500      O   O
BEllSOUTH CORP                  COM              79860102       237375     6850642      SH       SOLE  NONE  6850642    O   O
BOSTON SCIENTIFIC CORP          CALL             101137907      65872      2857800          CALL SOLE  NONE  N/A        N/A N/A
BOSTON SCIENTIFIC CORP          PUT              101137957      69150      3000000          PUT  SOLE  NONE  N/A        N/A N/A
CAPITAL ONE FINl CORP           CALL             14040H905      24156      300000           CALL SOLE  NONE  N/A        N/A N/A
CAPITAL ONE FINl CORP           COM              14040H105      2609       32400        SH       SOLE  NONE  32400      O   O
CARRAMERICARlTYCORP             COM              144418100      111543     2500400      SH       SOLE  NONE  2500400    O   O
CHIRON CORP                     COM              170040109      46054      1005330      SH       SOLE  NONE  1005330    O   O
CHIRON CORP                     DBCV 2.750% 6/3  170040AJ8      1774       1785000      PRN      SOLE  NONE  1785000    O   O
CONOCOPHllLiPS                  COM              20825C104      4243       67195        SH       SOLE  NONE  67195      O   O
DRS TECHNOLOGIES INC            COM              23330X100      4082       74402        SH       SOLE  NONE  74402      O   O
ENGELHARD CORP                  COM              292845104      31355      791588       SH       SOLE  NONE  791588     O   O
FAIRMONT HOTELS RESORTS INC     COM              305204109      44700      1000000      SH       SOLE  NONE  1000000    O   O
GTECH HlDGS CORP                COM              400518106      49163      1443855      SH       SOLE  NONE  1443855    O   O
GUIDANT CORP                    CALL             401698905      28492      365000           CALL SOLE  NONE  N/A        N/A N/A
GUIDANT CORP                    COM              401698105      779178     9981785      SH       SOLE  NONE  9981785    O   O
GUIDANT CORP                    PUT              401698955      463833     5942000          PUT  SOLE  NONE  N/A        N/A N/A
IDENTIX INC                     COM              451906101      2388       300000       SH       SOLE  NONE  300000     O   O
INTRAWESTCORPORATION            COM NEW          460915200      6382       186650       SH       SOLE  NONE  186650     O   O
J Jill GROUP INC                COM              466189107      5475       228998       SH       SOLE  NONE  228998     O   O
JEFFERSON PilOT CORP            COM              475070108      16782      300000       SH       SOLE  NONE  300000     O   O
KERZNER INTERNATIONAL lTD       SHS              P6065Y107      19455      250000       SH       SOLE  NONE  250000     O   O
KEYSPAN CORP                    COM              49337W100      10632      260139       SH       SOLE  NONE  260139     O   O
LAFARGE NORTH AMERICA INC       COM              505862102      15476      184241       SH       SOLE  NONE  184241     O   O
lEXAR MEDIA INC                 COM              52886P104      4041       471031       SH       SOLE  NONE  471031     O   O
lONGVIEW FIBRE CO               COM              543213102      5222       202100       SH       SOLE  NONE  202100     O   O
MAYTAG CORP                     CALL             578592907      18131      850000           CALL SOLE  NONE  N/A        N/A N/A
MAYTAG CORP                     COM              578592107      36764      1723589      SH       SOLE  NONE  1723589    O   O
MAYTAG CORP                     PUT              578592957      5333       250000           PUT  SOLE  NONE  N/A        N/A N/A
MERISTAR HOSPITALITY CORP       COM              58984Y103      20760      2000000      SH       SOLE  NONE  2000000    O   O
MICHAELS STORES INC             COM              594087108      52069      1385563      SH       SOLE  NONE  1385563    O   O
NEXTEl PARTNERS INC             CALL             65333F907      572        20200            CALL SOLE  NONE  N/A        N/A N/A
NEXTEl PARTNERS INC             Cl A             65333F107      170282     6012778      SH       SOLE  NONE  6012778    O   O
PETROHAWK ENERGY CORP           COM              716495106      21903      1598742      SH       SOLE  NONE  1598742    O   O
PIXAR                           COM              725811103      9303       145035       SH       SOLE  NONE  145035     O   O
SHURGARD STORAGE CTRS INC       COM              825670104      12711      190771       SH       SOLE  NONE  190771     O   O
SOVEREIGN BANCORP INC           COM              845905108      19197      876196       SH       SOLE  NONE  876196     O   O
SPORTS AUTH INC NEW             COM              84917U109      6766       183371       SH       SOLE  NONE  183371     O   O
STEWART & STEVENSON SVCS INC    COM              860342104      14504      397600       SH       SOLE  NONE  397600     O   O
SUPERVAlU INC                   NOTE 11/0        868536AP8      18347      55512000     PRN      SOLE  NONE  55512000   O   O
TITAN INTl INC III              COM              88830M102      5055       292900       SH       SOLE  NONE  292900     O   O
TRANSMONTAIGNE INC              COM              893934109      8137       829500       SH       SOLE  NONE  829500     O   O
UNIVISION COMMUNICATIONS INC    CALL             914906902      14         400              CALL SOLE  NONE  N/A        N/A N/A
UNIVISION COMMUNICATIONS INC    Cl A             914906102      8801       255316       SH       SOLE  NONE  255316     O   O
WHIRLPOOL CORP                  COM              963320106      18909      206728       SH       SOLE  NONE  206728     O   O
WHIRLPOOL CORP                  PUT              963320956      23782      260000           PUT  SOLE  NONE  N/A        N/A N/A